UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Arizona Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.64%
Corporate Revenue Bonds – 1.33%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,641,120
		1,641,120
Education Revenue Bonds – 5.81%
Arizona State Board of Regents (University of Arizona) 5.00% 6/1/21	1,255,000	1,264,915
Arizona State University Certificates of Participation (Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	2,000,000	1,798,899
Energy Management Services (University of Arizona - Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,576,395
Pima County Industrial Development Authority Educational Revenue Refunding
(Tucson Country Day School Project) 5.00% 6/1/37	1,000,000	621,140
South Campus Group Student Housing Revenue (University of Arizona-South Campus
Project) 5.625% 9/1/35 (MBIA)	1,000,000	893,630
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	908,480
University of Arizona Certificates of Participation (University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	85,121
		7,148,580
Electric Revenue Bonds – 5.02%
Mesa Utilities System Revenue Refunding 5.00% 7/1/18 (FGIC)	2,150,000	2,221,057
Puerto Rico Electric Power Authority Revenue Series WW 5.00% 7/1/28	1,430,000	1,119,819
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/22	1,000,000	1,009,410
Series B 5.00% 1/1/31 (MBIA)	2,000,000	1,822,900
		6,173,186
Escrowed to Maturity Bonds – 0.29%
Phoenix Street & Highway User Revenue (Senior Lien) 6.50% 7/1/09 (AMBAC)	350,000	356,248
		356,248
Health Care Revenue Bonds – 6.27%
Arizona Health Facilities Authority Revenue (Banner Health) Series D 5.375% 1/1/32	1,500,000	1,287,600
Glendale Industrial Development Authority Hospital Revenue Refunding (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	1,460,325
Maricopa County Industrial Development Authority Revenue (Catholic Healthcare West) Series A 5.50% 7/1/26	1,000,000	854,470
Scottsdale Industrial Development Authority Hospital Revenue Refunding
(Scottsdale Healthcare) Series A 5.25% 9/1/30	1,500,000	1,184,205
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	628,736
5.00% 7/1/35	1,000,000	689,970
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical
Center) Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,616,700
		7,722,006
Housing Revenue Bonds – 1.94%
Pima County Industrial Development Authority Single Family Housing Revenue
Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)	15,000	15,098
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	45,000	45,558
Yuma Industrial Development Authority Multifamily Housing Revenue Refunding
Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,332,793
		2,393,449
Lease Revenue Bonds – 10.90%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,300,000	1,112,189
Marana Municipal Property Facilities Revenue 5.00% 7/1/28 (AMBAC)	575,000	544,715

Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	820,380
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall II, LLC Project) 5.00% 9/15/28 (AMBAC)	2,900,000	2,572,503
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,106,638
5.125% 6/1/21 (AMBAC)	4,000,000	3,851,959
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities Bonds)
Series D 5.25% 7/1/27	470,000	384,324
Series D 5.25% 7/1/36	270,000	204,134
Series I 5.25% 7/1/33	495,000	381,185
Salt River Project Arizona Agricultural Improvement & Power District Certificates of
Participation 5.00% 12/1/18 (MBIA)	1,500,000	1,529,790
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)	1,000,000	909,490
		13,417,307
Local General Obligation Bonds – 6.56%
Chandler 5.00% 7/1/17	1,935,000	2,089,800
Cochise County Unified School District #68 (Sierra Vista) 7.50% 7/1/10 (FGIC)	1,000,000	1,077,710
Coconino & Yavapai Counties Joint Unified School District #9
(Sedona Oak Creek Project of 2007) Series A 4.50% 7/1/18 (FSA)	1,520,000	1,566,542
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	895,900
fGila County Unifed School District #10 (Payson School Improvement-Project of 2006)
Series A 1.00% 7/1/27 (AMBAC)	1,000,000	978,200
Maricopa County Unified School District #41
(Gilbert School Improvement Projects of 2005 & 2007) 3.25% 7/1/15	1,500,000	1,460,805
		8,068,957
§Pre-Refunded Bonds – 30.55%
Arizona State Board of Regents Certificates of Participation
(University of Arizona-Main Campus) Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,343,350
Glendale Industrial Development Authority Revenue (Midwestern University)
Series A 5.875% 5/15/31-11	1,000,000	1,093,340
Mesa Industrial Development Authority Revenue (Discovery Health Systems)
Series A 5.625% 1/1/29-10 (MBIA)	9,000,000	9,445,949
Phoenix Industrial Development Authority Lease Revenue
(Capitol Mall LLC Project) 5.50% 9/15/27-10 (AMBAC)	3,500,000	3,735,760
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Ventana Palms Apartments Project) Series A 6.20% 10/1/34-09 (MBIA)	940,000	998,703
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,417,419
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	845,543
5.00% 7/1/40-15	590,000	665,160
Puerto Rico Commonwealth Public Improvement Revenue Series A
5.00% 7/1/27-12	1,000,000	1,096,350
5.125% 7/1/31-11	705,000	759,341
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	2,000,000	2,244,460
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (MBIA)	1,750,000	1,939,035
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,741,818
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,386,189
Series I 5.25% 7/1/33-14	5,000	5,487
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Health Care) 5.70% 12/1/21-11	500,000	551,005
Scottsdale Municipal Property Corporation Excise Tax Revenue 5.00% 7/1/21-16	1,505,000	1,673,936
Southern Arizona Capital Facilities Finance Revenue (University of Arizona Project) 5.10% 9/1/33-12 (MBIA)	3,250,000	3,565,640
University of Arizona Certificates of Participation (University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	996,838
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,092,260
		37,597,583

Special Tax Revenue Bonds – 8.15%
Arizona State Transportation Board Excise Tax Revenue (Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,549,110
Arizona Tourism & Sports Authority Tax Revenue (Multipurpose Stadium Facilities) Series A 5.00% 7/1/28 (MBIA)	2,500,000	2,219,325
Flagstaff Aspen Place Sawmill Improvement District 5.00% 1/1/32	1,350,000	1,190,039
Marana Tangerine Farm Road Improvement District Revenue 4.60% 1/1/26	1,000,000	707,640
Mesa Street & Highway Revenue 5.00% 7/1/20 (FSA)	1,000,000	1,017,130
Peoria Municipal Development Authority Transition Sales Tax, Excise Tax & State Shared Revenue
(Senior Lien and Subordinated Lien) 4.50% 1/1/16	1,000,000	1,045,030
Phoenix Civic Improvement Transition Excise Tax Revenue (Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,304,163
		10,032,437
State General Obligation Bonds – 5.48%
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	1,765,000	1,693,747
5.50% 7/1/19	1,300,000	1,220,895
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	431,112
5.125% 7/1/31	3,370,000	2,591,934
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	809,980
		6,747,668
Transportation Revenue Bonds – 4.60%
Arizona State Transportation Board Grant Anticipation Notes 5.00% 7/1/14	1,500,000	1,629,990
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23	1,000,000	1,006,010
Phoenix Civic Improvement Airport Revenue Series B
5.25% 7/1/27 (AMT) (FGIC)	1,000,000	782,530
5.25% 7/1/32 (AMT) (FGIC)	3,000,000	2,246,280
		5,664,810
Water & Sewer Revenue Bonds – 10.74%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/14	1,500,000	1,643,175
Glendale Water & Sewer Revenue (Senior Lien) 5.00% 7/1/28 (AMBAC)	2,000,000	1,876,320
Phoenix Civic Improvement Corporation Wastewater Systems Revenue
5.00% 7/1/19 (MBIA)	2,750,000	2,859,890
(Junior Lien) 5.00% 7/1/24 (MBIA) (FGIC)	1,000,000	970,450
Phoenix Civic Improvement Corporation Water Systems Revenue (Junior Lien) 5.00% 7/1/26 (FGIC)	3,750,000	3,568,575
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	182,933
4.00% 7/1/15	500,000	519,970
4.00% 7/1/16	375,000	386,134
5.25% 7/1/22	1,150,000	1,207,040
		13,214,487
Total Municipal Bonds (cost $127,381,624)		120,177,838

	Number
	of Shares
Short-Term Investments – 1.33%
Money Market Instruments – 1.33%
Federated Arizona Municipal Cash Trust	1,633,030	1,633,030
Total Short-term Investments (cost $1,633,030)		1,633,030

Total Value of Securities – 98.97%
(cost $129,014,654)		121,810,868
Receivables and Other Assets Net of Liabilities (See Notes) – 1.03%		1,265,174
Net Assets Applicable to 12,024,027 Shares Outstanding – 100.00%		$123,076,042

fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at November 30, 2008.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Insured by the Federal Home Loan Mortgage Corporation
FNMA – Insured by the Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds – Delaware Tax-Free Arizona Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$129,014,655
Aggregate unrealized appreciation	2,552,586
Aggregate unrealized depreciation	(9,756,373)
Net unrealized depreciation	$(7,203,787)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $1,760,144 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $78,759 expires in 2011 and $1,681,385 expires in 2012.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$1,633,030
Level 2	120,177,838
Level 3	-
Total	$121,810,868

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Arizona’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 60% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: